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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09485

CHOICE FUNDS

________________________________________________________________________

(Exact name of registrant as specified in charter)

5299 DTC Boulevard, Suite 1150, Englewood, Colorado 80111

  (Address of principal executive offices)

                            (Zip code)

Patrick S. Adams, President

CHOICE FUNDS

5299 DTC Boulevard, Suite 1150

Englewood, Colorado 80111

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 488-2200

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information  indicating for each matter relating to a portfolio  security owned by the Registrant  considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)

CHOICE FUNDS

(Signature and Title)*        /S/ PATRICK S. ADAMS

Patrick S. Adams, President

Date August 19, 2004

* Print the name and title of each signing officer under his or her signature.

                                                                                                                                                                                                                        Item 1 Exhibit A

Choice Funds: Market Neutral, Focus, Balance and Long-Short Funds

Investment Company Act file number: 811-09485

July 1, 2003-June 30, 2004

Choice Product	Issuer	Ticker	Cusip	Meeting Date	Proposed By Issuer Or Shareholder	Matter	Vote	For or Against Management
Choice Balanced Fund	Nokia Corporation	NOK	654902204	3/25/04	I I I I I I I I I I I I

1.

Board of Directors

2.

Income and Balance Sheets

3.

Dividend

4.

Discharge Chairman

5.

Board Directors and President from liability;

6.

Approval of auditor

7.

Reduction of share capital

8.

Approval to increase share capital

9.

Approval to repurchase Nokia shares

10.

Approval to dispose Nokia shares

11.

Approval to increase capital;

12.

Approve proxy vote on our behalf.

							For For For For For For For For For For For For	For For For For For For For For For For For For
	CVS Corporation	CVS	126650100	5/12/04	I I I S	1. Directors 2. Amendment to Company Incentive Plan 3. Auditors 4. Executive Compensation	For For For Against	For For For For
	Pepsico Inc.	PEP	713448108	5/05/04	I I I S S	1. Directors 2. Auditors, 3. Executive Incentive Compensations 4. Political Contributions 5. Impact of HIV/AIS, TB and Malaria in Emerging Markets	For For For Against Against	For For For For For
	Baxter International	BAX	071813109	5/04/04	I I S	1. Directors 2. Auditors 3. Cumulative Voting in election of directors	For For Against	For For For
	MBNA Corporation	KRB	55262L100	5/03/04	I I S S	1. Directors 2. Auditors 3. Cost of employee and director stock options be recognized in income statement 4. Adopt policy that two-thirds of elected directors would be “independent.”	For For Against Against	For For For For
	Clear Channel Communications	CCU	184502102	4/28/04	I I	1. Directors 2. Auditors	For For	For For
	Pfizer Inc.	PFE	727081103	4/22/04	I I S S S S S S S S

1.

Directors

2.

Auditors,

3.

Stock Plan

4.

Shareholder proposal requesting effects of HIV/AIDS, TB and Malaria on company’s business strategy

5.

Shareholder proposals relating to political contributions

6.

Relating to supporting political entities or candidates

7.

For term limits for directors;

8.

For report increasing access to Pfizer products

9.

Stock options;

10.

Invitro testing

							For For Against Against Against Against Against Against Against Against	For For For For For For For For For For
	Johnson & Johnson	JNJ	478160104	4/22/04	I I S	1. Directors 2. Auditors 3. Proposal for J&J to cease making charitable contributions.	For For Against	For For For
	Eli Lilly & Company	LLY	532457109	4/19/04	I I S S S	1. Directors 2. Accounting Firm 3. Company Bonus Plan; 4. Limit Compensation of Senior Executives 5. Increase access to and affordability of prescription drugs.	For For For For For	For For Against Against Against
	Novellus Systems Inc.	NVLS	670008101	4/16/04	I I I I	1. Directors 2. Accounting Firm 3. Non-audit services by independent auditors 4. Executive Compensation	For For For For	For For For For
	Credence Systems Corp	CMOS	225302108	3/23/04	I I	1. Directors 2. Accounting Firm	For For	For For
	Walgreen Co.	WAG	931422109	1/14/04	I I	1. Directors 2. Amended Non Employee Director Stock Plan	For For	For For
	Microsoft Corporation	MSFT	594918104	11/11/03	I I I S	1. Directors 2. Amendments to 2001 Stock Plan. 3. Amendments to 1999 stock plan for non-employee Directors. 4. Shareholder “Proposal”	For For For Against	For For For For
	Finisar	FNSR	3178A101	10/01/03	I I I	1. Directors 2. Stock Plan 3. Auditors	No Vote	No Vote
	IDT	IDTI	458118106	9/12/03	I I I	1. Directors 2. Auditors 3. Employee Stock Plan	For For For	For For For
	People Soft	PSFT	712713106	7/18/03	I	1. Oracle Offer to Purchase	For	For
Choice Focus Fund	Glycogenesys, Inc	GLGS	37989P101	6/22/04	I I	1. Auditors 2. Directors	For For	For For
	Galaxy Energy Corp	GAXI.OB	36318B106	6/03/04	I	1. Directors	For	For
	CVS Corporation	CVS	126650100	5/12/04	I I I S	1. Directors 2. Amendment to Company Incentive Plan 3. Auditors 4. Executive Compensation	For For For Against	For For For For
	MBNA Corporation	KRB	55262L100	5/03/04	I I S S	1. Directors 2. Auditors 3. Cost of employee and director stock options be recognized in income statement 4. Adopt policy that two-thirds of elected directors would be “independent.”	For For Against Against	For For For For
	Pfizer Inc.	PFE	727081103	4/22/04	I I S S S S S S S S

1.

Directors

2.

Auditors,

3.

Stock Plan

4.

Shareholder proposal requesting effects of HIV/AIDS, TB and Malaria on company’s business strategy

5.

Shareholder proposals relating to political contributions

6.

Relating to supporting political entities or candidates

7.

For term limits for directors

8.

For report increasing access to Pfizer products

9.

Stock options

10.

Invitro testing

							For For Against Against Against Against Against Against Against Against	For For For For For For For For For For
	Johnson & Johnson	JNJ	478160104	4/22/04	I I S	1. Directors 2. Auditors 3. Proposal for J&J to cease making charitable contributions.	For For Against	For For For
	Eli Lilly & Company	LLY	532457109	4/19/04	I I S S S	1. Directors 2. Accounting Firm 3. Company Bonus Plan; 4. Limit Compensation of Senior Executives 5. Increase access to and affordability of prescription drugs.	For For For For For	For For Against Against Against
	Novellus Systems Inc.	NVLS	670008101	4/16/04	I I I I	1. Directors 2. Accounting Firm 3. Non-audit services by independent auditors 4. Executive Compensation	For For For For	For For For For
	Nokia Corporation	NOK	654902204	3/25/04	I I I I I I I I I I I I

1.

Board of Directors

2.

Income and Balance Sheets

3.

Dividend

4.

Discharge Chairman

5.

Board Directors and President from liability

6.

Approval of auditor

7.

Reduction of share capital

8.

Approval to increase share capital

9.

Approval to repurchase Nokia shares

10.

Approval to dispose Nokia shares

11.

Approval to increase capital

12.

Approve proxy vote on our behalf.

							For For For For For For For For For For For For	For For For For For For For For For For For For
	Credence Systems Corp	CMOS	225302108	3/23/04	I I	1. Directors 2. Accounting	For For	For For
	Emulex Corporation	ELX	292475209	11/20/03	I I I	1. Directors 2. Options Exchange Proposal 3. Accountant	For For For	For For For
	Microsoft Corporation	MSFT	594918104	11/11/03	I I I S	1. Directors. 2. Amendments to 2001 Stock Plan. 3. Amendments to 1999 stock plan for non-employee Directors. 4. Shareholder “Proposal”	For For For Against	For For For For
	Finisar	FNSR	3178A101	10/01/03	I I I	1. Directors 2. Stock Plan 3. Auditors	No Vote	No Vote
	IDT	IDTI	458118106	9/12/03	I I I	1. Directors 2. Auditors 3. Employee Stock Plan	For For For	For For For
	People Soft	PSFT	712713106	7/18/03	I	1. Oracle Offer to Purchase	For	For
Choice Long Short Fund	Triquint Semiconductor	TQNT	89674K103	5/14/04	I I I	1. Directors 2. Increase Number Shares 3. Auditors	For For For	For For For
	Vitesse Semiconductor Corp.	VTSS	928497106	1/26/04	I I I	1. Directors 2. Amendment to 1991 Stock Plan to reserve 8,500.00 shares for insurance 3. Auditors	For For For	For For For
	CVS Corporation	CVS	126650100	5/12/04	I I I S	1. Directors 2. Amendment to Company Incentive Plan 3. Auditors 4. Executive Compensation	For For For Against	For For For For
	Novellus Systems Inc.	NVLS	670008101	4/16/04	I I I I	1. Directors 2. Accounting Firm 3. Non-audit services by independent auditors 4. Executive Compensation	For For For For	For For For For
	Credence Systems Corp	CMOS	225302108	3/23/04	I I	1. Directors 2. Accounting Firm	For For	For For
	Microsoft Corporation	MSFT	594918104	11/11/03	I I I S	1. Directors. 2. Amendments to 2001 Stock Plan. 3. Amendments to 1999 stock plan for non-employee Directors. 4. Shareholder “Proposal”	For For For Against	For For For For
	Linear Technology	LLTC	535678106	11/05/03	I I	1. Directors 2. Accountants	For For	For For
	Finisar	FNSR	3178A101	10/01/03	I I I	1. Directors 2. Stock Plan 3. Auditors	No Vote	No Vote
	People Soft	PSFT	712713106	7/18/03	I	1. Oracle Offer to Purchase	For	For
Choice Market Neutral Fund	Peoplesoft Inc.	PSFT	712713106	3/25/04	I	1. Oracle Offer to Purchase	For	For
	Large Scale Biology	LSBC	517053104	5/26/04	I I	1. Directors 2. Accountants	For For	For For
	Nokia Corporation	NOK	654902204	3/25/04	I I I I I I I I I I I I

1.

Board of Directors

2.

Income and Balance Sheets

3.

Dividend

4.

Discharge Chairman

5.

Board Directors and President from liability;

6.

Approval of auditor

7.

Reduction of share capital

8.

Approval to increase share capital

9.

Approval to repurchase Nokia shares

10.

Approval to dispose Nokia shares

11.

Approval to increase capital

12.

Approve proxy vote on our behalf.

							For For For For For For For For For For For For For	For For For For For For For For For For For For For
	Maxim Integrated Products, Inc.	MXIM	57772K101	11/13/03	I I I I	1. Directors 2. Ratify and approve amendment to 1996 stock plan. 3. Amendment to 1987 4. Ratify Ernst & Young as Auditors	For For For For	For For For For
	CiscoSystems, Inc	CSCO	1727SR102	11/11/03	I I I S S

1.

Directors

2.

Company Stock Plan.

3.

Auditors-PWC

4.

Proposal that Board Prepare Report of CISCO Hardware and Software Provided to Governmental Agencies.

5.

Proposal that Compensation Committee prepare a report comparing compensation of top executives and lowest paid workers.

							For For For Against Against	For For For For For
	Globespanvirata, Inc.	GSPN	37957V106	10/16/03	I I	1. Company Stock Plan 2. Auditors	For For	For For
	Finisar	FNSR	3178A101	10/01/03	I I I	1. Directors 2. Stock Plan 3. Auditors	No Vote	No Vote
	Biomet	BMET	090613100	9/27/03	I I	1. Directors 2. Accounting Firm.	For For	For For